Trinity Acquisition-Schedule of Purchase Consideration is as Follows, Based on Sales (Parentheticals) (Details) - KiNRG [Member]	Mar. 29, 2026 $ / shares shares
Schedule of Purchase Consideration is as Follows, Based on Sales (Parentheticals)[Line Items]
Common stock shares issued | shares	4,200,000
Price per share | $ / shares	$ 2